Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 5 — RELATED PARTY TRANSACTIONS
Founder Shares
In
November 2020
, our founders acquired
7,187,500
founder shares (the “Founder Shares”) for an aggregate purchase price of $
25,000
(the “Class B common stock”), or approximately $
0.0035
per share. The Sponsor purchased
4,671,875
Founder Shares, FL
Co-Investment
purchased
1,257,813
Founder Shares and Intrepid Financial Partners purchased
1,257,812
Founder Shares. On November
25
,
2020
, the Sponsor sold
434,375
Founder Shares to some of the Company’s directors and executives, including Gregory D. Patrinely, the Company’s Chief Financial Officer and Secretary, at their original purchase price. Simultaneously with such transfer, each of FL
Co-Investment
and Intrepid Financial Partners transferred
13,125
Founder Shares to the Sponsor, respectively, at their original purchase price. Such sale of Founder Shares to the Company’s directors and executives is within the scope of FASB ASC Topic
718
, “Compensation-Stock Compensation” (“ASC
718
”). Under ASC
718
, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The Founder Shares were sold to directors and executives and effectively transferred subject to a performance condition (i.e., the consummation of a Business Combination). Compensation expense related to the Founder Shares is recognized only when the performance condition is probable of achievement under the applicable accounting literature. Stock-based compensation would be recognized at the date a Business Combination is considered probable in an amount equal to the number of Founder Shares times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the Founder Shares. On November
2
,
2022
, the Company entered into the Merger Agreement (see Note
1)
; however, the Merger Agreement was subject to certain conditions to closing, such as, for example, approval by the Company’s stockholders. As a result, the Company determined that there was a possibility that a Business Combination might not happen and, therefore, no stock-based compensation expense was recognized as of
December 31, 2023
.
The Initial Stockholders have agreed that, subject to certain limited exceptions, the Founder Shares will not be transferred, assigned, sold or released from escrow until the earlier of (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, if (x) the last reported sale price of the shares of our Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after a Business Combination, or (y) the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of our stockholders having the right to exchange their shares of common stock for cash, securities or other property, the converted Class A common stock will be released from the lock-up.
On August 22, 2023, we issued an aggregate of 7,187,500 shares of Class A common stock to the Sponsor, FL Co-Investment, Intrepid Financial Partners, our independent directors and certain of our executive officers, upon the conversion of an equal number of shares of Class B common stock (the “Class B Conversion”). The 7,187,500 shares of Class A common stock issued in connection with the Class B Conversion are subject to the same restrictions as applied to the shares of Class B common stock before the Class B Conversion, including, among other things, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an initial business combination, as described in the prospectus for the Initial Public Offering (“IPO”) . After the Class B Conversion, no shares of Class B common stock remained outstanding.
Convertible Promissory Notes (“Working Capital Loans”)
In order to finance transaction costs in connection with a Business Combination, the initial stockholders or an affiliate of the initial stockholders or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company or convert them to warrants as described below. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. Initially up to $1,500,000, which was increased to $3,500,000 on March 24, 2023, of such loans may be convertible into warrants. The warrants would be identical to the Private Placement Warrants. As discussed below, since inception, the Company has entered into nine convertible promissory notes under this arrangement with the Sponsor to provide Working Capital Loans.
On
March 1, 2021
, the Company issued an unsecured promissory note to the Sponsor (the “First Working Capital Loan”), pursuant to which the Company may borrow up to an aggregate principal amount of $
365,000
. The First Working Capital Loan is non-interest bearing and payable on the consummation of the Company’s Business Combination. The First Working Capital Loan was fully drawn down in the period ended
December 31, 2021
. The Sponsor assigned $
145,000
of the First Working Capital Loan to our Executive Vice President and Chief Financial Officer, Gregory Patrinely, $
110,000
of the First Working Capital Loan to our Executive Vice President, General Counsel and Secretary, Anthony Duenner, and $
110,000
of the First Working Capital Loan to our President, Caldwell Flores. As of
December 31, 2023
and
2022
, the First Working Capital Loan in the amount of $
365,000
was fully drawn. The fair value of the note was estimated by the Company to be $
383,323
at initial measurement, $
704,450
and $
343,034
at
December 31, 2023
and
2022
, respectively.
On
December 27, 2021
, the Company issued an unsecured promissory note to the Sponsor (the “Second Working Capital Loan”), pursuant to which the Company may borrow up to an aggregate principal amount of $
800,000
. The Second Working Capital Loan is non-interest bearing and payable on the consummation of the Company’s Business Combination. As of
December 31, 2023
and
2022
, the Second Working Capital Loan in the amount of $
800,000
was fully drawn. The fair value of the note was estimated by the Company to be $
656,560
at initial measurement, $
1,544,000
and $
751,856
at December
31
,
2023
and
2022
, respectively.
On March 29, 2022, the Company issued an unsecured promissory note to the Sponsor (the “Third Working Capital Loan”), pursuant to which the Company may borrow up to an aggregate principal amount of $335,000.

The Third Working Capital Loan is non-interest bearing and payable on the consummation of the Company’s Business Combination. As of
December 31, 2023
and
2022
, the Third Working Capital Loan in the amount of $
335,000
was fully drawn. The Sponsor assigned $
111,667
of the Third Working Capital Loan to each of our Executive Vice President and Chief Financial Officer, Gregory Patrinely, and President Caldwell Flores, and $
111,666
of the Third Working Capital Loan to our Executive Vice President, General Counsel and Secretary, Anthony Duenner. The fair value of the note was estimated by the Company to be $
282,874
at initial measurement, and the amount by which the proceeds from the Third Working Capital Loan exceeded its initial fair value has been recognized as a credit within stockholders’ deficit during the year ended
December 31, 2022
. The fair value of the note was estimated by the Company to be $
646,550
and $
314,840
at December
31
,
2023
and
2022
, respectively.
On
September 30, 2022
, the Company issued an unsecured promissory note to the Sponsor (the “Q
3
2022
Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $
170,000
(see Promissory Note Amendments above). The Q
3
2022
Promissory Note is non-interest bearing and payable on the consummation of the Company’s Business Combination. On
October 5, 2022
, the Q
3
2022
Promissory Note was fully drawn down by the Company. The fair value of the note was estimated by the Company to be $
328,100
at December
31
,
2023
.
On
October 31, 2022
, the Company issued an unsecured promissory note to the Sponsor (the “Q
4
2022
Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $
200,000
(see Promissory Note Amendments above). The Q
4
2022
Promissory Note is non-interest bearing and payable on the consummation of the Company’s Business Combination. On
October 31, 2022
, the Q
4
2022
Promissory Note was fully drawn down by the Company. The fair value of the note was estimated by the Company to be $
386,000
at December
31
,
2023
.
On
February 6, 2023
, the Company issued an unsecured promissory note to the Sponsor (the “Q
1
2023
Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $
535,000
of which $
356,370
is convertible in to warrants post-Business Combination (see Promissory Note Amendments below). The Q
1
2023
Promissory Note is non-interest bearing and payable on the consummation of the Company’s Business Combination. On
February 7, 2023
, the Q
1
2023
Promissory Note was fully drawn down by the Company. The fair value of the convertible portion of the note was estimated by the Company to be $
687,794
at December
31
,
2023
.
On
May 12, 2023
, the Company issued an unsecured promissory note to the Sponsor (the “First Q
2
2023
Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $
395,000
. The First Q
2
2023
Promissory Note is non-interest bearing and payable on the consummation of the Company’s Business Combination. On
May 15, 2023
, the First Q
2
2023
Promissory Note was fully drawn down by the Company. The fair value of the note was estimated by the Company to be $
229,653
at initial measurement, and the amount by which the proceeds from the First Q
2
2023
Promissory Note exceeded its initial fair value has been recognized as a credit within stockholders’ deficit during the year ended December
31
,
2023
. The fair value of the note was estimated by the Company to be $
762,350
at December
31
,
2023
.
On
June 22, 2023
, the Company issued an unsecured promissory note to the Sponsor (the “Fourth Q
2
2023
Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $
50,000
. The Fourth Q
2
2023
Promissory Note is non-interest bearing and payable on the consummation of the Company’s Business Combination. The fair value of the note was estimated by the Company to be $
29,150
at initial measurement and $
96,500
at December
31
,
2023
, and the amount by which the proceeds from the Fourth Q
2
2023
Promissory Note exceeded its initial fair value has been recognized as a credit within stockholders’ deficit during the year ended December
31
,
2023
. On
June 28, 2023
, the Fourth Q
2
2023
Promissory Note was fully drawn down by the Company.

On
August 30, 2023
, the Company issued an unsecured promissory note to the Sponsor (the “First Q
3
2023
Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $
635,000
. The First Q
3
2023
Promissory Note is non-interest bearing and payable on the consummation of the Company’s Business Combination. The fair value of the note was estimated by the Company to be $
330,199
at initial measurement and $
1,225,550
at December
31
,
2023
, and the amount by which the proceeds from the First Q
3
2023
Promissory Note exceeded its initial fair value has been recognized as a credit within stockholders’ deficit during the year ended December
31
,
2023
. On
August 30, 2023
, the First Q
3
2023
Promissory Note was fully drawn down by the Company.
On
March 29, 2023
, the Company and Flame Acquisition Sponsor LLC entered into amendments to each of the Q
3
2022
Promissory Note, Q
4
2022
Promissory Note and Q
1
2023
Promissory Note, pursuant to which loans made under such notes are, at the lender’s discretion, convertible into warrants of the post-Business Combination entity. On
May 12, 2023
, the Q
1
2023
Promissory note was amended to clarify that approximately $
356,370
of the note proceeds are convertible into warrants of the post-Business Combination entity at a price of $
1.00
per warrant, while the remainder of the note proceeds are non-convertible notes to be used to fund advances to the acquisition target. Such warrants are identical to the private placement warrants, including as to exercise price, exercisability and exercise period. The Company evaluated the amendments to each of the Q
3
2022
Promissory Note, Q
4
2022
Promissory Note and Q
1
2023
Promissory Note under ASC
470
-50
, “Debt–Modification and Extinguishment”, and concluded that the amendments resulted in terms that were substantially different and thus resulted in debt extinguishments. The fair value of the Q
3
2022
Promissory Note, Q
4
2022
Promissory Note and Q
1
2023
Promissory Note ($
726,370
in aggregate proceeds) was estimated by the Company to be $
684,165
upon the amendments. The amount by which the proceeds from each of the Q
3
2022
Promissory Note, Q
4
2022
Promissory Note and Q
1
2023
Promissory Note exceeded their fair value has been recognized as a capital contribution within stockholders’ deficit during the year ended December
31
,
2023
.
As of December
31
,
2023
, each of the First Working Capital Loan, Second Working Capital Loan, Third Working Capital Loan, Q
3
2022
Promissory Note, Q
4
2022
Promissory Note, First Q
2
2023
Promissory Note, Fourth Q
2
2023
Promissory Note, First Q
3
2023
Promissory Note and a portion of the Q
1
2023
Promissory Note may be convertible into warrants ($
3,306,370
in total proceeds or
3,306,370
in aggregate warrants as of December
31
,
2023)
at a price of $
1.00
per warrant at the option of the lender. There were no additional borrowings under Convertible Promissory Notes other than those described above.
No compensation or fees of any kind, including finder’s fees, consulting fees or other similar compensation, will be paid to any of our initial stockholders, officers or directors who owned our shares of common stock prior to the Flame IPO, or to any of their respective affiliates, prior to or in connection with to the Business Combination. At the Closing, all of the Working Capital Loans were converted into an aggregate of
3,306,370
Warrants at a price of $
1.00
per Warrant and each of the Promissory Note Loans (as defined below) were fully repaid.
Promissory Note Loans
In addition, the Company has borrowed certain funds from the Sponsor under non-convertible promissory notes (“Promissory Note Loans”) that have been used to pay for expenditures of the acquisition target. As discussed below, since inception, the Company has entered into four non-convertible promissory notes under this arrangement with the Sponsor. In accordance with the Merger Agreement, the Company is to pay for up to $
1.5
million (subsequently amended to a cap of $
3.0
million) in reasonable out-of-pocket fees and expenses for any agents, advisors, consultants, experts, independent contractors and financial advisors engaged on behalf of Holdco or Sable and incurred in connection with the transactions contemplated by the Merger Agreement and Sable-EM Purchase Agreement at closing of the Business Combination. During the year ended December
31
,
2023
, the Company paid $
884,432
in such expenditures on behalf of Sable which have been recorded and included in Operating costs on the statements of operations for the year ended
December 31, 2023
. The Company is under no obligation to make further advances prior to the closing of the Business Combination.

On May 12, 2023, the Company issued an unsecured promissory note to the Sponsor (the “Second Q2 2023 Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $355,000. The Second Q2 2023 Promissory Note is non-interest bearing and payable on the consummation of the Company’s Business Combination. On May 15, 2023, the Second Q2 2023 Promissory Note was fully drawn down by the Company.
On June 22, 2023, the Company issued an unsecured promissory note to the Sponsor (the “Third Q2 2023 Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $100,000. The Third Q2 2023 Promissory Note is non-interest bearing and payable on the consummation of the Company’s Business Combination. On June 28, 2023, the Third Q2 2023 Promissory Note was fully drawn down by the Company.
On August 30, 2023, the Company issued an unsecured promissory note to the Sponsor (the “Second Q3 2023 Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $495,000. The Second Q3 2023 Promissory Note is non-interest bearing and payable on the consummation of the Company’s Business Combination. On August 30, 2023, the Second Q3 2023 Promissory Note was fully drawn down by the Company.
The following tables present the balances of the convertible promissory notes – related parties, at fair value and the promissory notes to related parties as of the respective period ends:

	Principal Value $Amount	Fair Value
		December 31, 2023	December 31, 2022
Convertible notes - related parties, at fair value
First Working Capital Loan	$365,000	$704,450	$343,034
Second Working Capital Loan	800,000	1,544,000	751,856
Third Working Capital Loan	335,000	646,550	314,840
Q3 2022 Promissory Note	170,000	328,100	—
Q4 2022 Promissory Note	200,000	386,000	—
Q1 2023 Promissory Note	356,370	687,794	—
First Q2 2023 Promissory Note	395,000	762,350	—
Fourth Q2 2023 Promissory Note	50,000	96,500	—
First Q3 2023 Promissory Note	635,000	1,225,550	—

Total	$3,306,370	$6,381,294	$1,409,730

Promissory notes to related parties
Q3 2022 Promissory Note	$—	$—	$170,000
Q4 2022 Promissory Note	—	—	200,000
Q1 2023 Promissory Note	178,630	178,630	—
Second Q2 2023 Promissory Note	355,000	355,000	—
Third Q2 2023 Promissory Note	100,000	100,000	—
Second Q3 2023 Promissory Note	495,000	495,000	—

Total	$1,128,630	$1,128,630	$370,000